PROPERTY AND EQUIPMENT (Details) (USD $)							6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Furniture and Fixtures [Member]	Dec. 31, 2013 Furniture and Fixtures [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Jun. 30, 2014 Furniture and Fixtures [Member] Maximum [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] Maximum [Member]	Jun. 30, 2014 Furniture and Fixtures [Member] Minimum [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] Minimum [Member]	Dec. 31, 2013 Hardware [Member]	Dec. 31, 2012 Hardware [Member]	Dec. 31, 2013 Hardware [Member] Maximum [Member]	Dec. 31, 2013 Hardware [Member] Minimum [Member]
Cost:
Property and equipment, cost		$ 2,633,000	$ 4,456,000	$ 2,746,000	$ 2,633,000	$ 1,970,000					$ 0	$ 2,486,000
Accumulated depreciation:	(1,940,000)	(1,827,000)	(2,731,000)
Property and equipment, net	$ 806,000	$ 806,000	$ 1,725,000
Useful Life							7 years	7 years	3 years	3 years			5 years	4 years